Interest and Finance Costs, net (Tables)	12 Months Ended
Dec. 31, 2018
Interest and Finance Costs, net [Abstract]
Interest and Finance Costs, net

	2018	2017	2016
Interest expense	72,191	62,343	41,451
Less: Interest capitalized	(252)	(445)	(4,015)

Interest expense, net	71,939	61,898	37,436
Interest swap cash settlements non-hedging	⸺	⸺	1,086
Interest swaps termination cash settlements	(477)	(3,685)	—
Bunkers swap and call options cash settlements	(9,857)	(2,547)	(128)
Bunker call options premium	—	216	266
Amortization of loan fees	3,992	4,152	1,742
Bank charges	405	164	143
Change in fair value of non-hedging financial instruments	10,807	(3,359)	(4,672)

Net total	76,809	56,839	35,873